Offerings - Offering: 1	Apr. 24, 2026 USD ($)
Offering:
Fee Previously Paid	true
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Maximum Aggregate Offering Price	$ 81,000.00
Amount of Registration Fee	$ 11.19
Offering Note	Previously paid - Accession No. [0001104659-26-046039].